LONG-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENTS, NET

NOTE 10 – LONG-TERM INVESTMENTS, NET

Long-term investments consisted of the following:

	As of December 31,
	Ownership interest	2025	Ownership interest	2024
Equity method investment:
S T Meng Pte. Ltd.	21%	$1,875,000	—	$—
Share of loss from equity investment		(159,220)		—
Foreign currency translation		(2,640)		—
Equity method investment, net		1,713,140		—

Long-term investment without readily determinable fair value:
Investment A	4%	100,444	4%	100,444
Less: accumulated impairment losses		(100,444)		—
		—		100,444

Total		$1,713,140		$100,444

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

(i) Equity investments accounted for using equity method

In January 2025, the Company, through its subsidiary, VS Media SG acquired 21% equity interest of S T Meng Pte. Ltd., a limited liability company incorporated in the Republic of Singapore, for the consideration of 1,500,000 shares of Class A Ordinary Share of the Company at the current market price of $1.25 per share. This transaction was closed on February 14, 2025. Subsequent in February 2026, VS Media SG was informed that its equity interest in S T Meng has been diluted to 19% as a result of the additional shares allotment undertaken for working capital purposes, without a loss of significant influence.

The Company accounted for the investments using the equity method, because the Company has significant influence but does not own a majority equity interest or otherwise control over the equity investee. Share of loss from equity investment was $159,220 for the year ended December 31, 2025.

(ii) Equity investments without readily determinable fair value

In February 2024, the Company acquired 4% equity interest of Investment A for a cash consideration of $100,000. Investment A is a limited liability company incorporated in Georgia, the United States of America. Investment A is a private company and its principal business is engaged in the provision of marketing services to develop and deploy brands and talent in US market.

Management assesses the investments subject to a periodic impairment review and considers qualitative and quantitative factors including the investee’s financial condition, the business outlook for its products and technology, its projected results and cash flow, financing transactions subsequent to the acquisition of the investment, the likelihood of obtaining subsequent rounds of financing and cash usage. The Company is not required to determine the fair value of these investments unless impairment indicators existed. When an impairment exists, the investment will be written down to its fair value by recording the corresponding charge as a component of other income (expense), net. Fair value is estimated using the best information available, which may include cash flow projections or other available market data.

For the years ended December 31, 2025, 2024 and 2023, the Company evaluated the investments and made a full impairment loss of $100,444, $0, and $0, respectively on Investment A.